UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
APRIL 30, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 36.3%
	Face Amount	Value
CONSUMER DISCRETIONARY — 7.5%
Comcast
5.150%, 03/01/20	$100,000	$108,997
Goodyear Tire & Rubber
8.750%, 08/15/20	150,000	178,125
Interpublic Group
4.000%, 03/15/22	110,000	115,097
Starbucks
3.850%, 10/01/23	100,000	107,796
The Gap
5.950%, 04/12/21	150,000	162,166
Time Warner
5.375%, 10/15/41	100,000	104,527

		776,708

FINANCIALS — 17.4%
American International Group
6.400%, 12/15/20	110,000	124,568
Bank of America
5.700%, 01/24/22	150,000	168,824
Bank of America MTN
4.200%, 08/26/24	150,000	154,437
CIT Group
5.500%, 02/15/19 (A)	200,000	211,250
Goldman Sachs Group MTN
5.375%, 03/15/20	150,000	162,400
JPMorgan Chase
6.400%, 05/15/38	150,000	195,235
Morgan Stanley MTN
4.875%, 11/01/22	250,000	271,869
Regions Bank
6.450%, 06/26/37	250,000	291,712
Wells Fargo MTN
3.500%, 03/08/22	200,000	208,638

		1,788,933

HEALTH CARE — 2.0%
Humana
3.150%, 12/01/22	200,000	202,215

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
APRIL 30, 2017
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — 5.4%
Arconic
6.150%, 08/15/20	$100,000	$109,375
General Electric
3.375%, 03/11/24	95,000	99,813
Grupo KUO
6.250%, 12/04/22 (A)	200,000	206,900
United Parcel Service
3.125%, 01/15/21	130,000	134,760

		550,848

INFORMATION TECHNOLOGY — 3.1%
CA
5.375%, 12/01/19	100,000	107,835
Hewlett-Packard
4.650%, 12/09/21	200,000	215,827

		323,662

MATERIALS — 0.9%
Freeport-McMoRan
3.875%, 03/15/23	100,000	92,750

TOTAL CORPORATE OBLIGATIONS
(Cost $3,589,931)		3,735,116

MORTGAGE-BACKED SECURITIES — 27.4%
FHLMC
4.000%, 10/01/41	114,341	120,866
3.500%, 01/01/45	79,293	81,605
3.500%, 04/01/46	285,783	294,055
1.375%, 05/01/20	100,000	99,538

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
APRIL 30, 2017
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA
4.500%, 02/01/41	$120,996	$130,710
4.500%, 10/01/41	63,227	68,680
4.500%, 04/01/47	149,498	160,902
4.000%, 11/01/40	159,414	168,427
4.000%, 01/01/41	115,547	122,121
4.000%, 05/01/44	123,248	130,454
4.000%, 02/01/46	249,240	262,680
3.500%, 07/01/42	213,236	220,306
3.500%, 02/01/45	256,244	263,724
3.500%, 07/01/45	246,732	253,935
3.500%, 08/01/45	76,151	78,374
3.500%, 10/01/45	76,039	78,259
3.500%, 01/01/46	277,715	285,822

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,825,205)		2,820,458

U.S. TREASURY OBLIGATIONS — 20.4%
U.S. Treasury Inflation Indexed Bond
0.125%, 07/15/26	150,000	149,779
U.S. Treasury Notes
2.250%, 11/15/24	400,000	402,688
2.250%, 02/15/27	200,000	199,414
2.000%, 11/15/21	300,000	303,023
2.000%, 02/15/23	550,000	551,181
2.000%, 08/15/25	500,000	491,446

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,096,758)		2,097,531

FOREIGN BONDS — 9.6%
CONSUMER STAPLES — 1.0%
Coca-Cola Femsa
4.625%, 02/15/20	100,000	105,704

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
APRIL 30, 2017
(Unaudited)

FOREIGN BONDS — continued
	Face Amount/ Shares	Value
ENERGY — 3.1%
Ecopetrol
7.625%, 07/23/19	$95,000	$105,659
Mexichem
4.875%, 09/19/22 (A)	200,000	211,000

		316,659

INDUSTRIALS — 1.5%
Embraer Bras De Aeronautica
5.150%, 06/15/22	150,000	158,062

TELECOMMUNICATION SERVICES — 4.0%
Colombia Telecomunicaciones
5.375%, 09/27/22 (A)	200,000	203,000
Telecom Italia
5.303%, 05/30/24 (A)	200,000	207,000

		410,000

TOTAL FOREIGN BONDS
(Cost $969,279)		990,425

PREFERRED STOCK — 1.9%
FINANCIALS — 1.9%
JPMorgan Chase,
6.700%	7,000	190,890

TOTAL PREFERRED STOCK
(Cost $184,078)		190,890

SHORT-TERM INVESTMENT — 3.3%
JPMorgan U.S. Government Money Market Fund
0.610% (B)	338,187	338,187

TOTAL SHORT-TERM INVESTMENT
(Cost $338,187)		338,187

TOTAL INVESTMENTS — 98.9%
(Cost $10,003,438)†		$10,172,607

Percentages are based on Net Assets of $10,280,219.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
APRIL 30, 2017
(Unaudited)

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2017 was $1,039,150 which represents 9.89% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of April 30, 2017.
†	At April 30, 2017, the tax basis cost of the Fund’s investments was $10,003,438, and the unrealized appreciation and depreciation were $210,652 and $(41,483), respectively.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

The following is a list of inputs used as of April 30, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1		Level 2	Level 3	Total
Corporate Obligations	$		$3,735,116	$—	$3,735,116
Mortgage-Backed Securities		—	2,820,458	—	2,820,458
U.S. Treasury Obligations		—	2,097,531	—	2,097,531
Foreign Bonds		—	990,425	—	990,425
Preferred Stock		190,890	—	—	190,890
Short-Term Investment		338,187	—	—	338,187

Total Investments in Securities		$529,077	$9,643,530	$—	$10,172,607

During the period ended April 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of April 30, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LMC-QH-001-0700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 29, 2017